Cover	Feb. 28, 2024
Cover [Abstract]
Entity Registrant Name	SinglePoint Inc.
Entity Central Index Key	0001443611
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 28, 2024
Entity File Number	000-53425
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Entity Address Address Line 1	3104 E Camelback Rd #2137
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	682-7464
Security 12b Title	common stock, par value $0.0001 per share
Trading Symbol	SING
Security Exchange Name	CboeBZX